Trade Receivables - Summary of Trade Receivables and Contract Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Trade receivables	$ 677.8	$ 611.1
Trade receivables [member]
Disclosure of financial assets [line items]
Trade receivables	274.7	259.3
Allowance for expected credit losses	(12.6)	(13.6)
Total trade receivables	262.0	245.6
Contract assets [member]
Disclosure of financial assets [line items]
Trade receivables	8.9	7.5
Allowance for expected credit losses	0.0	0.0
Trade receivables and contract assets [Member]
Disclosure of financial assets [line items]
Total trade receivables	$ 270.9	$ 253.1